Segmented information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segmented information

16. Segmented information:

The Company operates in reportable business segments, the sale of Ad tech advertising, programmatic advertising, and content revenue, including the sale of in-app purchases on Trophy Bingo and Garfield’s Bingo; the premium purchase for Rooplay Originals and recurring subscription revenues from Rooplay and Kidoz OS and the sale of licenses of Kidoz OS.

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are the Co-chief executive officers. The Company and the chief decision makers view the Company’s operations and manage its business as three operating segments, namely Ad tech advertising, programmatic advertising, and content revenue.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2022, 2021 and 2020

16.	Segmented information: (Continued)

The Company had the following revenue by geographical region.

	2022	2021	2020
Ad tech advertising revenue
Western Europe	$5,675,383	$3,927,191	$1,911,627
Central, Eastern and Southern Europe	297,862	193,085	-
North America	7,096,255	7,653,038	4,686,071
Other	1,356,418	421,204	133,872

Total ad tech advertising revenue	$14,425,918	$12,194,518	$6,731,570

Programmatic advertising revenue
North America	$361,394	$58,507	$18,365

Total Programmatic advertising revenue	$361,394	$58,507	$18,365

Content revenue
Western Europe	$76,572	$84,884	$100,625
Central, Eastern and Southern Europe	381	1,517	38,741
North America	37,766	47,390	182,676
Other	195,025	97,823	77,923

Total content revenue	$309,744	$231,614	$399,965

Total revenue
Western Europe	$5,751,955	$4,012,075	$2,012,252
Central, Eastern and Southern Europe	298,243	194,602	38,741
North America	7,495,415	7,758,935	4,887,112
Other	1,551,443	519,027	211,795
Total revenue	$15,097,056	$12,484,639	$7,149,900

Equipment

The Company’s equipment is located as follows:

Net Book Value	2022	2021

Anguilla	$60	$91
Canada	20,143	8,542
Israel	9,279	11,055
United Kingdom	4,040	835
Total equipment	$33,522	$20,523

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2022, 2021 and 2020